Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 08, 2026	Jun. 04, 2026	Mar. 23, 2026	Mar. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Dividends declared per common share (in dollars per share)					$ 0.1599		$ 0.1599
Common stock, dividends, per share, cash paid (in dollars per share)					$ 0.1425	$ 0.0174
Payments of offering costs						$ 8,000	$ 6,789	$ 0	$ 2,113
Janus Living OP
Class of Stock [Line Items]
Unit redemption ratio (in shares)							1
LTIP Units (in shares)					392,000		392,000
IPO
Class of Stock [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees			$ 966,000
Payments of offering costs			$ 65,000
Follow-On Public Offering
Class of Stock [Line Items]
Payments of offering costs		$ 1,000
Proceeds from issuance of common stock		719,000
Over-Allotment Option
Class of Stock [Line Items]
Payments of offering costs		$ 28,000
Janus Living OP
Class of Stock [Line Items]
Common unit, issued (in shares)				187,222,996		187,222,996
Class A-1 Shares
Class of Stock [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees							$ 1,592,524	$ 0
Criteria redemption units (in shares)					75,917,780		75,917,780
Criteria redemption units					$ 2,200,000		$ 2,200,000
Class A-1 Shares | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)				48,300,000
Class A-1 Shares | Janus Living OP
Class of Stock [Line Items]
Common unit, issued (in shares)			187,222,996
Unit redemption ratio (in shares)							1
Common Class A-1 | Follow-On Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		25,000,000
Common Class A-1 | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		3,750,000
Sale of stock, period of duration for underwriters		30 days
Healthpeak | Class A-1 Shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			138,816,246	138,816,246
Healthpeak | Janus Living OP Common Units
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			75,917,780	75,917,780
Healthpeak | Common Class A-2
Class of Stock [Line Items]
Aggregate consideration				$ 760
Janus Living, Inc | Janus Living OP Common Units
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)							215,972,996
Certain Employees Of Janus Living, Inc. | LTIP Units | Janus Living OP
Class of Stock [Line Items]
Issuance of common stock, net (in shares)							392,000
Subsequent Event
Class of Stock [Line Items]
Dividends declared per common share (in dollars per share)	$ 0.0475